UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 – January 20, 2023 (Liquidation Date)

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Company Name	ISIN	Meeting Date	Record Date	Security ID	Ticker Symbol	Vote Date	Proposed By	Compare Vote With/Against Management	Director Label	Director Name	Proposal Label	Proposal Long Text	Management Recommendation	Recorded Vote
NAVITAS SEMICONDUCTOR CORPORATION	US63942X1063	10-Nov-2022	19-Sep-2022	63942X106	NVTS	04-Oct-2022	Management	With Management	1.1		1.1	Election of Class I Director for terms expiring at the 2025 Annual Meeting: Gene Sheridan	For	For
NAVITAS SEMICONDUCTOR CORPORATION	US63942X1063	10-Nov-2022	19-Sep-2022	63942X106	NVTS	04-Oct-2022	Management	With Management	1.2		1.2	Election of Class I Director for terms expiring at the 2025 Annual Meeting: Dan Kinzer	For	For
NAVITAS SEMICONDUCTOR CORPORATION	US63942X1063	10-Nov-2022	19-Sep-2022	63942X106	NVTS	04-Oct-2022	Management	With Management	2.		2.	To approve the Navitas Semiconductor 2022 Employee Stock Purchase Plan.	For	For
NAVITAS SEMICONDUCTOR CORPORATION	US63942X1063	10-Nov-2022	19-Sep-2022	63942X106	NVTS	04-Oct-2022	Management	With Management	3.		3.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	For	For
ENERGY VAULT HOLDINGS, INC.	US29280W1099	20-Dec-2022	21-Oct-2022	29280W109	NRGV	04-Nov-2022	Management	With Management	1.	Larry Paulson	1.	DIRECTOR	For	For
ENERGY VAULT HOLDINGS, INC.	US29280W1099	20-Dec-2022	21-Oct-2022	29280W109	NRGV	04-Nov-2022	Management	With Management	1.	Mary Beth Mandanas	1.	DIRECTOR	For	For
ENERGY VAULT HOLDINGS, INC.	US29280W1099	20-Dec-2022	21-Oct-2022	29280W109	NRGV	04-Nov-2022	Management	With Management	2.		2.	Ratification of the appointment of independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)*	/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer

Date	February 13, 2023

*	Print the name and title of each signing officer under his or her signature.